                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Makena Capital Management, LLC
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   Address:      2755 Sand Hill Road
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                 Suite 200
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                 Menlo Park, CA  94025
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Form 13F File Number: 28-12255
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Ross
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Title:   Chief Investment Officer
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Phone:   650-926-1300
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Signature, Place, and Date of Signing:

   /s/ Michael Ross                    Menlo Park, CA      08/04/2008
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           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name
    28-10562                    Alliance Bernstein L.P.
       ---------------          -----------------------------------------------------

    28-05422                    Artisan Partners Limited Partnership
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    28-00096                    Capital Guardian Trust Company
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    28-05267                    Delaware Management Business Trust
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    28-13068                    GLG Partners Inc.
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    28-11599                    Grantham, Mayo, Van Otterloo & Co. LLC
       ---------------          -----------------------------------------------------

    28-11866                    Morgan Stanley Investment Management, Inc.
       ---------------          -----------------------------------------------------

    28-03791                    Pzena Investment Management LLC
       ---------------          -----------------------------------------------------

    28-12234                    Redwood Investments, LLC
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    28-07312                    Security Capital Research and Management Incorporated
       ---------------          -----------------------------------------------------

    28-05110                    Third Avenue Management LLC
       ---------------          -----------------------------------------------------

    28-04557                    Wellington Management Company, LLP
       ---------------          -----------------------------------------------------

    28-00165                    Wells Fargo & Co/MN
       ---------------          -----------------------------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      None (0)
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Form 13F Information Table Entry Total: One (1)
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Form 13F Information Table Value Total: $12,853 (x1000s)
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                                            (thousands)

List of Other Included Managers:        None

                           FORM 13F INFORMATION TABLE


                                                                                                   VOTING AUTHORITY
                                                VALUE   SHARES/  SH/   PUT/  INVSTMT   OTHER
NAME OF ISSUER      TITLE OF CLASS  CUSIP      (X1000)  PRN AMT  PRN   CALL  DISCREIN  MANAGERS   SOLE   SHARED  NONE
ISHARES TR          MSCI EMERG MKT  464287234   12,853   94,700  SH          SOLE                94,700